Note 3 - Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Amount
Acquisition consideration allocation:
Cash and cash equivalents	$292
Restricted cash	252
Other current assets	96
Property and equipment	29
In-process research and development	27,500
Accounts payable	(3,078)
Accrued liabilities	(1,737)
Loan payable	(4,442)
Deferred tax liability	(10,870)
Gain on bargain purchase	(6,444)
Total acquisition consideration	$1,598